Stockholders' Equity and Share-Based Compensation (Details - RSU activity) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding, Beginning | shares	336,328
Weighted Average Exercise Price Outstanding, Beginning | $ / shares	$ 3.30
Number of Options Granted | shares	181,908
Weighted Average Exercise Price Granted | $ / shares	$ 2.86
Number of Options Vested | shares	(13,044)
Weighted Average Exercise Price Vested | $ / shares	$ 3.30
Number of Options Forfeited | shares	0
Weighted Average Exercise Price Forfeited | $ / shares
Number of Options Outstanding, Ending | shares	505,192
Weighted Average Exercise Price Outstanding, Ending | $ / shares	$ 3.15